Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 28,212,635	$ 27,938,960
Marketable securities	0	8,290,679
Accounts receivable, net of allowances	7,859,006	6,459,995
Inventories, net	8,871,254	9,783,421
Prepaid and other current assets	2,757,456	2,936,085
Disposal Group, Including Discontinued Operation, Assets, Current	2,462,724	3,706,897
Total current assets	50,163,075	59,116,037
Non-current inventories	15,554,992	15,749,000
Property and equipment, net	747,796	771,213
Intangible assets, net	30,920,324	33,655,099
Goodwill	882,000	784,000
Deferred tax assets, net	21,802	87,210
Operating lease right-of-use assets	2,960,569
Other assets	3,298,725	2,531,309
Total assets	104,549,283	112,693,868
Current liabilities:
Accounts payable	9,993,578	8,210,641
Operating lease current liabilities	920,431
Other current liabilities	11,084,869	16,044,470
Disposal Group, Including Discontinued Operation, Liabilities, Current	2,151,357	3,549,113
Total current liabilities	24,150,235	27,804,224
Revolving line of credit	18,500,000	20,000,000
Operating Lease, Liability, Noncurrent	2,076,472
Other long-term liabilities	8,737,323	9,319,143
Total liabilities	53,464,030	57,123,367
Commitments and contingencies
Shareholders’ equity:
Common stock – no par value; 100,000,000 shares authorized; 15,263,555 and 15,481,497 shares issued and outstanding as of December 31, 2019 and 2018, respectively	49,914,478	51,098,613
Retained earnings	1,208,395	4,746,154
Total shareholders’ equity	51,122,873	55,844,767
Noncontrolling interests	(37,620)	(274,266)
Total equity	51,085,253	55,570,501
Total liabilities and equity	$ 104,549,283	$ 112,693,868